EQUITY ACCOUNTED INVESTMENTS - Narrative (Details) - AEL $ in Millions	6 Months Ended
Jun. 30, 2022 USD ($)
Disclosure of associates [line items]
Interest in investment (as a percent)	17.00%
Fair value	$ 581